Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	934740		31950595	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of X.XX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.80.	.XX DSCR is less than minimum investor DSCR ratio requirement of .80	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (XXXX-XX-XX): Approved per client emailXX/XX/XXXX Reviewer Comment (XXXX-XX-XX): Seller confirms DSCR and states guidelines allow min. DSCR of .75. Moved to buyer/investor queue for approval. DSCR does not meet min DSCR per investor requirements. Seller Comment (XXXX-XX-XX): Comment from XXXXXXXXXX: Please see attached			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	761275		31950608	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXX,XXX is less than Guideline minimum loan amount of $300,000.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Credit exception approval based on 2 or more compensating factors meeting client criteria.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	761275		31950609	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		DSCR of .XX does not meet minimum investor requirement of .80.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Waive per client emailXX/XX/XXXX			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	761275		31950610	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of X.XX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 0.75.	DSCR of .XX does not meet minimum guideline DSCR of .75	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Waived and downgraded per XXXXXXX email.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	351894		31950645	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXis less than Guideline representative FICO score of 700.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Excess reserves Experience	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (XXXX-XX-XX): Waived and downgraded per Buyer Waiver Agreement with LRP.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	562689		31950656	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash-out refinance with less than six months seasoning. Seller exception approval provided. Missing investor/buyer credit exception approval.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Waive per client emailXX/XX/XXXX			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	283956		31950764	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Market rent schedules do not provided do not provide rental information for all units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (XXXX-XX-XX): Credit exception approval based on 2 or more compensating factors meeting client criteria.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	795313		31950779	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of X.XX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Waived and downgraded per client email/ sheet based on available compensating factors. Seller Comment (XXXX-XX-XX): Comment from XXXXXXXXXXXXX: approved exception			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	479273		31950794	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		Non-Arms length transactions not allowed on Investment properties.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Credit exception approval based on 2 or more compensating factors meeting client criteria.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	288976		31975844	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender exception has been requested and approved for the 1x30x12 late on subject property with XXXXXXXXXXX. Isolated event, subject to verification of satisfactory subject mortgage payment for X/XXXX. with the compensating factors of reserve at 80 months where 3 months are required LTV at XX% LTV where max is 70%, credit housing history.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	LTV XX% less than maximum allowed of 75% Reserves over 80 months.	Aggregator Aggregator,SitusAMC	Reviewer Comment (XXXX-XX-XX): Client elects to waive with compensating factors. Reviewer Comment (XXXX-XX-XX): Client elects to waive with compensating factors. Buyer Comment (XXXX-XX-XX): See proof October payment was made and paid current through the closing month. Please clear.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	152836	33081811	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) OF X.XX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Waive and downgrade per email XX/XX/XXXX

Reviewer Comment (XXXX-XX-XX): Moved to investor queue for approval. Stated Income for the subject property cannot be verified and is based solely on potential income if/when the subject property is accepted in the Section 8 program.

Seller Comment (XXXX-XX-XX): Comment from XXXXXXXXXXXXXX: Exception in the file covers this -

Reviewer Comment (XXXX-XX-XX): Received Section 8 Housing matrix. Missing documentation showing the subject property has been accepted for the housing program.

Seller Comment (XXXX-XX-XX): Comment from XXXXXXXXXXXXXX: DSCR Calc and supporting docs for 4509. XXXXXXXXXXXXXX
																				XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	366505		33081822	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require borrower to own a primary residence on a purchase transaction. Borrower does not own primary residence and lives there rent free. Approved Lender exception is in file. Investor consideration required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Credit exception approval based on 2 or more compensating factors meeting client criteria. Seller Comment (XXXX-XX-XX): Comment from XXXXXXXXXXXXXX: LRP exception approval			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	742206		33081845	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines do not allow a borrower to be living rent free on a DSCR transaction. Per the application, the borrower is living rent free in the last 12 months. Per the letter of explanation, the borrower was living their parent. Exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Credit exception approval based on 2 or more compensating factors meeting client criteria. Buyer Comment (XXXX-XX-XX): Comment from XXXXXXXXXXXXXX: Please see Doc ID 0375 for LRP Exception Approval. Thank you!			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	495931		33081858	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tradeline requirements not met. Seller approval document provided. Missing buyer credit exception approval.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Waived and downgraded per client email/ sheet based on available compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	941988		33081885	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Interest only product is ineligible without a lender exception provided in the loan file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (XXXX-XX-XX): Waived and downgraded per client email/ sheet based on available compensating factors. Reviewer Comment (XXXX-XX-XX): Moved to buyer queue for approval and downgrade consideration. Seller Comment (XXXX-XX-XX): XXXXXXX approved. please move to their queue			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	219704	33081888	XXXX	XX/XX/XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $10,473.49 is less than Cash From Borrower $55,952.82.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	SitusAMC	Reviewer Comment (XXXX-XX-XX): Per email datedXX/XX/XXXX, okay to waive.

Reviewer Comment (XXXX-XX-XX): Per signed/stamped settlement statement (Doc ID 0099), loan Disbursed XX/XX/XXXX. Asset balance from XX/XX/XXXX cannot be applied.

Seller Comment (XXXX-XX-XX): the account history goes to X/XX, the date of disbursement. balance is $194,224.53

Reviewer Comment (XXXX-XX-XX): Received account history ending on XX/XX/XXXX, day of closing. Available balance $10,473.49 is less than Cash From Borrower $55,952.82.

Reviewer Comment (XXXX-XX-XX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $8,443.56 is less than Cash From Borrower $55,952.82.

Seller Comment (XXXX-XX-XX): Borrower cashed out $194k on a another loan. bank account balance history attached
																				XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	219704	33081889	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	SitusAMC	Reviewer Comment (XXXX-XX-XX): Waive per client emailXX/XX/XXXX

Reviewer Comment (XXXX-XX-XX): Per email datedXX/XX/XXXX, okay to waive.

Reviewer Comment (XXXX-XX-XX): Per signed/stamped settlement statement (Doc ID 0099), loan Disbursed XX/XX/XXXX. Asset balance from XX/XX/XXXX cannot be applied.

Seller Comment (XXXX-XX-XX): the account history goes to X/XX, the date of disbursement. balance is $194,224.53

Reviewer Comment (XXXX-XX-XX): Received account history ending on XX/XX/XXXX, day of closing. Available balance $10,473.49 is less than Cash From Borrower $55,952.82.

Seller Comment (XXXX-XX-XX): Borrower cashed out $194k on a another loan. bank account balance history attached
																				XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	219704		33081890	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Interest only product is ineligible without a lender exception in the loan file.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		SitusAMC	Reviewer Comment (XXXX-XX-XX): Waived and downgraded per client email/ sheet based on available compensating factors. Reviewer Comment (XXXX-XX-XX): Moved to buyer queue for approval and downgrade consideration. Seller Comment (XXXX-XX-XX): XXXXXXX approved. please move to their queue			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	709087		33081950	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount OF $XX,XXX is less than Guideline minimum loan amount of $75,000.00.		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (XXXX-XX-XX): Credit exception approval based on 2 or more compensating factors meeting client criteria. Seller Comment (XXXX-XX-XX): Loan Request was for $XX,XXX. The loan amount was lowered due to the existing lease being considerably below market rents. Comp Factors: Property seasoned over 10 years; LTV XX.XX%, Borrower credit score 700+.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	777367		33081962	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC,Aggregator	Reviewer Comment (XXXX-XX-XX): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX Seller Comment (XXXX-XX-XX): Comment from XXXXXXXXXXXXXX: DIR			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No